Investors Cash Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------


We are pleased to provide you with the Investors Cash Trust semiannual report for the six month period ended September 30, 1997.

Your fund's management greatly appreciates your decision to invest in Investors Cash Trust. During the past six months, each of the fund's portfolios, Government Securities and Treasury, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The economy has been growing at a much faster rate than expected. Available data continues to suggest that spending remains strong and economic growth will exceed a 3% level throughout the fourth quarter. Despite this robust pace, there have been few inflationary pressures. Accordingly, the Fed has left interest rates untouched since March of this year. Looking forward, we anticipate that rates will resume an upward bias given the continuing momentum of the economy.

Under these conditions, Investors Cash Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Portfolio Manager

October 14, 1997

Frank Rachwalski is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the six month period ended September 30, 1997, the fund's two Portfolios had the following net annualized yields:

The Government Securities Portfolio had a net annualized yield of 5.35%.

The Treasury Portfolio had a net annualized yield of 5.18%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net annualized yield for the six month period ended September 30, 1997, is the sum of the daily dividend rates for the period. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Investors Cash Trust                                                          2

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at September 30, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. government
agencies or instrumentalities)
-----------------------------------------------------------
Federal Farm Credit Banks
    5.47% - 5.51%, 10/7/97 - 12/17/97              $  6,158
-----------------------------------------------------------
Federal Home Loan Bank
    6.00%, 10/1/97                                   16,000
(a)    5.68%, 11/2/97                                 3,100
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
(a)    5.90%, 10/1/97                                 3,157
    5.44% - 6.05%, 10/1/97 - 12/5/97                 33,542
-----------------------------------------------------------
(a)Federal National Mortgage Association
    5.29% - 5.60%, 10/1/97 - 10/7/97                 21,553
    5.45% - 5.52%, 10/15/97 - 11/12/97                9,910
-----------------------------------------------------------
TOTAL SHORT-TERM NOTES--42.5%
(average maturity: 9 days)                           93,420
-----------------------------------------------------------
(b)REPURCHASE AGREEMENTS
(Dated 10/97, collateralized by Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association and U.S. Treasury securities)
-----------------------------------------------------------
Bear, Stearns & Co. Inc.
    5.64% - 5.66%, 10/1/97 - 10/8/97                  8,000
-----------------------------------------------------------
CS First Boston Inc.
    5.40% - 5.50%, 10/1/97 - 10/7/97                 14,000
-----------------------------------------------------------
Chase Chemical Securities, Inc.
    5.52% - 5.60%, 10/15/97 - 11/26/97                9,000
-----------------------------------------------------------

                                                    Value
Dresdner Security (USA) Inc.
    5.42% - 5.44%, 10/1/97 - 10/15/97              $  8,500
-----------------------------------------------------------
Goldman, Sachs & Co.
    5.45% - 5.50%, 10/20/97 - 11/26/97               17,500
-----------------------------------------------------------
Lehman Government Securities Inc.
    5.45% - 5.52%, 10/1/97 - 11/26/97                19,800
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.50% - 5.55%, 10/1/97 - 12/1/97                 20,500
-----------------------------------------------------------
J. P. Morgan Securities Inc.
    5.44% - 5.47%, 10/1/97 - 10/15/97                10,500
-----------------------------------------------------------
Morgan Stanley & Co. Inc.
    5.52% - 5.61%, 10/14/97 - 12/9/97                10,200
-----------------------------------------------------------
UBS Securities, Inc.
    5.41%, 10/14/97                                  10,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--58.3%
(average maturity: 23 days)                         128,000
-----------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(average maturity: 17 days)                         221,420
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.8%)                (1,717)
-----------------------------------------------------------

NET ASSETS--100%                                   $219,703
-----------------------------------------------------------

 Investors Cash Trust                                                          3

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
Investments at September 30, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
U.S. TREASURY BILLS--35.1%
-----------------------------------------------------------
3.98%, 10/9/97
(average maturity: 8 days)                          $20,182
-----------------------------------------------------------

(b)REPURCHASE AGREEMENTS
(Dated 10/97, collateralized by U.S. Treasury securities)
-----------------------------------------------------------
Bear, Stearns & Co. Inc.
      5.50%, 10/1/97                                  2,500
-----------------------------------------------------------
CS First Boston Inc.
      5.31%, 10/8/97                                  2,600
-----------------------------------------------------------
Chase Chemical Securities, Inc.
      5.35% - 5.38%, 10/15/97 - 10/20/97              2,500
-----------------------------------------------------------
Dresdner Security (USA) Inc.
      5.42%, 10/1/97                                  2,500
-----------------------------------------------------------
Goldman, Sachs & Co.
      5.40% - 6.00%, 10/1/97 - 11/5/97                5,100
-----------------------------------------------------------
Lehman Government Securities Inc.
      5.42% - 6.00%, 10/1/97 - 11/5/97                5,100
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
      5.40% - 5.80%, 10/1/97 - 11/24/97               5,000
-----------------------------------------------------------

                                                     Value
J. P. Morgan Securities Inc.
      5.44% - 5.95%, 10/1/97                        $ 5,100
-----------------------------------------------------------
Morgan Stanley & Co. Inc.
      5.42% - 5.44%, 11/10/97 - 11/12/97              2,500
-----------------------------------------------------------
Nomura Securities International, Inc.
      5.44%, 11/5/97                                  2,500
-----------------------------------------------------------
UBS Securities, Inc.
      5.44%, 11/10/97                                 2,600
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--66.2%
(average maturity: 17 days)                          38,000
-----------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(average maturity: 14 days)                          58,182
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(1.3%)                 (735)
-----------------------------------------------------------

NET ASSETS--100%                                    $57,447
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

 Investors Cash Trust                                                          4

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997
(in thousands)

--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES      TREASURY
ASSETS                                                                  PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                 $ 93,420               20,182
------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                  128,000               38,000
------------------------------------------------------------------------------------------------------
Interest receivable                                                          741                   93
------------------------------------------------------------------------------------------------------
      Total assets                                                       222,161               58,275
------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Cash overdraft                                                             1,575                  599
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                  832                  220
------------------------------------------------------------------------------------------------------
  Management fee                                                               4                    2
------------------------------------------------------------------------------------------------------
  Administrative services fee                                                 18                    5
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                    29                    2
------------------------------------------------------------------------------------------------------
      Total liabilities                                                    2,458                  828
------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $219,703               57,447
------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
Shares outstanding                                                       219,703               57,447
------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                             $1.00                 1.00
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Investors Cash Trust                                                          5

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended September 30, 1997
(in thousands)
--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES          TREASURY
                                                                        PORTFOLIO                PORTFOLIO
                                                                  ---------------------          ---------
INTEREST INCOME                                                          $5,428                    1,636
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                            145                       46
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                                96                       30
----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                     21                        4
----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                     4                        3
----------------------------------------------------------------------------------------------------------
  Registration costs                                                         78                       17
----------------------------------------------------------------------------------------------------------
  Professional fees                                                          19                        7
----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                    7                        7
----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                    370                      114
----------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                           (128)                     (39)
----------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund                                     242                       75
----------------------------------------------------------------------------------------------------------
Net investment income                                                    $5,186                    1,561
----------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                GOVERNMENT SECURITIES             TREASURY
                                                                      PORTFOLIO                   PORTFOLIO
                                                              -------------------------   -------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                  ENDED         ENDED         ENDED         ENDED
                                                              SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,
                                                                  1997          1997          1997          1997
                                                              -------------------------   -------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                           $   5,186       11,025         1,561         4,095
-------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (5,186)     (11,025)       (1,561)       (4,095)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND NUMBER OF
SHARES
ARE THE SAME):
Shares sold                                                       307,832      581,656        53,591       129,964
-------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          4,709       10,426         1,601         4,148
-------------------------------------------------------------------------------------------------------------------
                                                                  312,541      592,082        55,192       134,112
Shares redeemed                                                  (261,771)    (654,093)      (61,092)     (172,341)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                            50,770      (62,011)       (5,900)      (38,229)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               168,933      230,944        63,347       101,576
-------------------------------------------------------------------------------------------------------------------
End of period                                                   $ 219,703      168,933        57,447        63,347
-------------------------------------------------------------------------------------------------------------------

 Investors Cash Trust                                                          6

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Cash Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers two series of shares (Portfolios)--the Government Securities Portfolio and the Treasury Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO
SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended September 30, 1997.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .15% of average daily net assets. During the six months ended September 30, 1997, the Fund incurred management fees of $90,000 after an expense waiver by ZKI.

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an administrative services agreement with Zurich Kemper Distributors, Inc. (ZKDI). For its services as primary administrator, the Fund pays ZKDI an annual fee of .10% of average daily net assets. For the six months ended September 30, 1997, the Fund incurred administrative services fees of $126,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. ZKDI pays these firms at an annual rate ranging between .05% and .10% of average daily net assets. During the six months ended September 30, 1997, ZKDI paid fees of $63,000 to various firms pursuant to service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company

 Investors Cash Trust                                                          7
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

(ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $11,000 for the six months ended September 30, 1997.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended September 30, 1997, the Fund made no payments to its officers and incurred trustees' fees of $11,000 to independent trustees.

EXPENSE WAIVER
ZKI has agreed to temporarily waive its management fee and absorb operating expenses of each Portfolio to the extent that they exceed .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, ZKI waived $167,000 of expenses during the six months ended September 30, 1997.

 Investors Cash Trust                                                          8

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED               YEAR ENDED MARCH 31,
                                                              SEPTEMBER 30,   -------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                                   1997         1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .03          .05       .06       .05       .03
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.71%        5.30      5.74      4.74      3.00
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE
ABSORPTION(ANNUALIZED):
Expenses                                                             .25%         .25       .25       .25       .25
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.35%        5.17      5.57      4.72      2.96
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE
ABSORPTION(ANNUALIZED):
Expenses                                                             .38%         .32       .32       .33       .43
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.22%        5.10      5.50      4.64      2.78
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $219,703      168,933   230,944   176,024   129,611
-------------------------------------------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED               YEAR ENDED MARCH 31,
                                                              SEPTEMBER 30,   -------------------------------------
TREASURY PORTFOLIO                                                1997         1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .03          .05       .05       .05       .03
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.63%        5.15      5.66      4.69      2.96
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE
ABSORPTION(ANNUALIZED):
Expenses                                                             .25%         .25       .25       .25       .23
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.18%        5.03      5.48      4.76      2.92
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE
ABSORPTION(ANNUALIZED):
Expenses                                                             .38%         .37       .37       .39       .61
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.05%        4.91      5.36      4.62      2.54
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $ 57,447       63,347   101,576    65,389    28,683
-------------------------------------------------------------------------------------------------------------------

NOTE:ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses of the Portfolios.

                                         Investors
                                         Cash Trust
                                         Semiannual Report
                                         September 30, 1997

INVESTMENT MANAGER:
ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER:
ZURICH KEMPER DISTRIBUTORS, INC.
222 South Riverside Plaza, Chicago, IL 60606 www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

ICT-3 1039170 10/97               (LOGO)printed on recycled paper